PRIVATE PLACEMENT FINANCING (Tables)	6 Months Ended
Mar. 31, 2014
Private Placement Financing [Abstract]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

Warrant Derivative Liability
Beginning balance at December 31, 2013	$—

Issuances	10,391,693

Adjustments to estimated fair value	(484,875)

Ending balance at March 31, 2014	$9,906,818

Schedule Of Assumptions Used To Value Derivative Liability
The derivative liabilities were valued as of February 4, 2014 and March 31, 2014, using Monte Carlo Simulation with the following assumptions:

	February 04, 2014	March 31, 2014
Closing price per share of common stock	$0.30	$0.33
Exercise price per share	$0.30 - 0.40	$0.30 - 0.40
Expected volatility	100 - 125%	100 - 125%
Risk-free interest rate	.12 - 1.46%	.11 - 1.67%
Dividend yield	—	—
Remaining expected term of underlying securities (years)	1-5	.85-4.85